Share capital	12 Months Ended
Dec. 31, 2025
Veraxa Biotech A G [Member]
Entity Information [Line Items]
Share capital

10. Share capital

The shares have a nominal value of CHF 1.00, each carry voting rights and are entitled to dividends.

	December 31, 2025		December 31, 2024
Share capital balance as of beginning of year	₣	14,182,189	₣	13,409,213
Changes in the reporting year		568,878		772,976
Share capital balance as of year end	₣	14,751,067	₣	14,182,189

Other reserves includes foreign currency translation reserves.

	December 31, 2025	December 31, 2024
Remaining authorized share capital
Capital band (Article 3b)	4,115,039	4,683,918
Conditional share capital (Article 3a)	7,000,000	7,000,000